UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22078

Master Trust

(Exact name of registrant as specified in charter)

1285 Avenue of the Americas, New York, NY 10019-6028

(Address of principal executive offices) (Zip code)

Mark F. Kemper, Esq.

UBS Asset Management

1285 Avenue of the Americas, 12th Floor

New York, NY 10019-6028

(Name and address of agent for service)

Copy to:

Jack W. Murphy, Esq.

Dechert LLP

1900 K Street, N.W.

Washington, DC 20006

Registrant’s telephone number, including area code: 212-821 3000

Date of fiscal year end: April 30

Date of reporting period: January 31, 2018

Item 1.  Schedule of Investments

Prime Master Fund

Schedule of investments — January 31, 2018 (unaudited)

Security description	Face Amount ($)	Value ($)
US government and agency obligations — 1.04%
Federal Home Loan Bank
1.300%, due 02/16/18 (cost — $72,960,459)	73,000,000	72,960,458

Time deposits — 19.81%
Banking-non-US — 16.62%
ABN Amro Bank NV
1.360%, due 02/01/18	75,000,000	75,000,000
Credit Agricole Corporate & Investment Bank
1.320%, due 02/01/18	182,000,000	182,000,000
Credit Industriel et Commercial
1.340%, due 02/01/18	180,000,000	180,000,000
DnB NOR Bank ASA
1.320%, due 02/01/18	135,000,000	135,000,000
Natixis
1.320%, due 02/01/18	182,000,000	182,000,000
Nordea Bank AB
1.340%, due 02/01/18	125,000,000	125,000,000
Skandinaviska Enskilda Banken AB
1.330%, due 02/01/18	215,000,000	215,000,000
Svenska Handelsbanken
1.320%, due 02/01/18	80,000,000	80,000,000

		1,174,000,000

Banking-US — 3.19%
US Bank N.A.
1.340%, due 02/01/18	225,000,000	225,000,000

Total time deposits (cost — $1,399,000,000)		1,399,000,000

Certificates of deposit — 19.24%
Banking-non-US — 15.20%
Bank of Montreal
1.595%, due 05/09/18	32,000,000	31,991,136
1.700%, due 04/03/18	25,000,000	25,004,805
3 mo. USD LIBOR + 0.100%, 1.700%, due 03/19/18[1]	40,000,000	40,013,925
1 mo. USD LIBOR + 0.160%, 1.717%, due 02/05/18[1]	15,000,000	14,998,964
Bank of Tokyo-Mitsubishi UFJ Ltd.
1.420%, due 02/06/18	125,000,000	124,998,541
Cooperatieve Rabobank UA

Prime Master Fund

Schedule of investments — January 31, 2018 (unaudited)

Security description	Face Amount ($)	Value ($)
Certificates of deposit — (continued)
Banking-non-US — (continued)
3 mo. USD LIBOR + 0.060%, 1.476%, due 02/15/18[1]	35,000,000	35,013,355
1 mo. USD LIBOR + 0.160%, 1.716%, due 02/20/18[1]	15,000,000	14,998,652
1 mo. USD LIBOR + 0.170%, 1.725%, due 02/07/18[1]	50,000,000	49,981,680
KBC Bank NV
1.440%, due 02/01/18	121,500,000	121,499,989
Norinchukin Bank Ltd.
1.400%, due 02/07/18	125,000,000	125,000,000
Oversea-Chinese Banking Corp. Ltd.
1 mo. USD LIBOR + 0.120%, 1.673%, due 02/09/18[1]	30,000,000	30,007,345
1 mo. USD LIBOR + 0.130%, 1.691%, due 02/20/18[1]	36,500,000	36,508,924
Royal Bank of Canada
1 mo. USD LIBOR + 0.150%, 1.707%, due 02/05/18[1]	22,000,000	22,006,665
Skandinaviska Enskilda Banken AB
3 mo. USD LIBOR + 0.010%, 1.391%, due 02/02/18[1]	25,000,000	24,999,970
3 mo. USD LIBOR + 0.070%, 1.480%, due 02/13/18[1]	32,000,000	32,013,286
1 mo. USD LIBOR + 0.130%, 1.684%, due 02/12/18[1]	22,000,000	22,002,186
1.910%, due 07/25/18	32,000,000	31,997,902
Svenska Handelsbanken
1 mo. USD LIBOR + 0.110%, 1.670%, due 02/15/18[1]	50,000,000	50,004,776
1 mo. USD LIBOR + 0.140%, 1.695%, due 02/06/18[1]	37,000,000	37,009,990
1 mo. USD LIBOR + 0.150%, 1.718%, due 02/02/18[1]	10,000,000	10,002,758
1 mo. USD LIBOR + 0.180%, 1.740%, due 02/26/18[1]	30,000,000	29,995,366
Swedbank AB
1.420%, due 02/07/18	85,000,000	85,000,214
Toronto Dominion Bank Ltd.
1.650%, due 03/20/18	32,000,000	32,002,406
1 mo. USD LIBOR + 0.180%, 1.740%, due 02/15/18[1]	12,000,000	12,002,793
Westpac Banking Corp.
1 mo. USD LIBOR + 0.160%, 1.715%, due 02/08/18[1]	25,000,000	24,996,549

Prime Master Fund

Schedule of investments — January 31, 2018 (unaudited)

Security description	Face Amount ($)	Value ($)
Certificates of deposit — (concluded)
Banking-non-US — (concluded)
1 mo. USD LIBOR + 0.180%, 1.741%, due 02/20/18[1]	9,000,000	8,998,385

		1,073,050,562

Banking-US — 4.04%
Branch Banking & Trust Co.
1.420%, due 02/01/18	80,000,000	79,999,973
1.420%, due 02/06/18	80,000,000	79,999,733
Citibank New York N.A
1.500%, due 02/20/18	32,000,000	31,999,868
1 mo. USD LIBOR + 0.160%, 1.714%, due 02/12/18[1]	30,000,000	30,002,111
Wells Fargo Bank N.A.
3 mo. USD LIBOR + 0.110%, 1.501%, due 02/05/18[1]	8,500,000	8,505,354
1 mo. USD LIBOR + 0.240%, 1.797%, due 02/05/18[1]	30,000,000	30,000,073
1 mo. USD LIBOR + 0.290%, 1.850%, due 02/13/18[1]	25,000,000	25,010,289

		285,517,401

Total certificates of deposit (cost — $1,358,500,000)		1,358,567,963

Commercial paper[2] — 56.33%
Asset backed-miscellaneous — 29.51%
Atlantic Asset Securitization LLC
1.320%, due 02/01/18	50,000,000	49,998,000
Barton Capital Corp.
1.600%, due 02/22/18	40,000,000	39,961,378
1 mo. USD LIBOR + 0.140%, 1.698%, due 02/20/18[1]	15,000,000	14,999,882
1 mo. USD LIBOR + 0.140%, 1.700%, due 02/26/18[1]	50,000,000	49,982,541
1 mo. USD LIBOR + 0.140%, 1.708%, due 02/01/18[1]	35,000,000	34,995,430
CAFCO LLC
1.410%, due 02/08/18	41,200,000	41,186,605
1.520%, due 02/28/18	25,000,000	24,970,211
Cancara Asset Securitisation LLC
1.450%, due 02/14/18	40,000,000	39,977,009
1.520%, due 02/26/18	50,000,000	49,944,714
1.540%, due 03/01/18	30,000,000	29,962,663

Prime Master Fund

Schedule of investments — January 31, 2018 (unaudited)

Security description	Face Amount ($)	Value ($)
Commercial paper[2] — (continued)
Asset backed-miscellaneous — (continued)
Fairway Finance Corp.
1.390%, due 02/01/18	17,000,000	16,999,304
1.400%, due 02/12/18	40,000,000	39,979,960
1.580%, due 03/14/18	34,150,000	34,085,616
1.600%, due 03/13/18	20,000,000	19,963,259
1.610%, due 03/12/18	25,000,000	24,955,278
1.720%, due 04/17/18	20,000,000	19,925,731
Gotham Funding Corp.
1.540%, due 03/01/18	32,000,000	31,959,426
1.550%, due 03/01/18	36,669,000	36,622,506
1.550%, due 03/09/18	25,000,000	24,958,735
1.650%, due 03/16/18	32,000,000	31,936,210
1.710%, due 04/05/18	24,496,000	24,420,400
1.750%, due 04/03/18	25,000,000	24,925,600
1.770%, due 04/30/18	19,000,000	18,913,759
Kells Funding LLC
1.520%, due 02/09/18	75,000,000	74,972,719
Liberty Street Funding LLC
1.400%, due 02/05/18	17,000,000	16,996,494
1.410%, due 02/06/18	21,350,000	21,344,705
1.470%, due 03/05/18	50,000,000	49,927,171
1.530%, due 02/26/18	31,500,000	31,464,487
1.750%, due 04/09/18	46,000,000	45,852,376
1.790%, due 05/10/18	25,000,000	24,876,456
Manhattan Asset Funding Co. LLC
1.550%, due 03/02/18	38,500,000	38,449,629
1.620%, due 03/09/18	21,000,000	20,965,467
1.640%, due 03/12/18	31,718,000	31,661,154
1.640%, due 03/22/18	8,000,000	7,981,667
Nieuw Amsterdam Receivables Corp.
1.620%, due 03/20/18	50,000,000	49,887,734
1.720%, due 04/05/18	61,000,000	60,808,595
1.720%, due 04/20/18	70,000,000	69,725,804
Old Line Funding LLC
1 mo. USD LIBOR + 0.120%, 1.674%, due 02/12/18[1]	25,000,000	24,999,520
1 mo. USD LIBOR + 0.150%, 1.706%, due 02/19/18[1]	20,000,000	19,999,993
1 mo. USD LIBOR + 0.150%, 1.707%, due 02/05/18[1]	25,000,000	25,000,016
1 mo. USD LIBOR + 0.160%, 1.721%, due 02/20/18[1]	12,000,000	12,000,009
1 mo. USD LIBOR + 0.190%, 1.751%, due 03/05/18[1]	35,000,000	34,999,968

Prime Master Fund

Schedule of investments — January 31, 2018 (unaudited)

Security description	Face Amount ($)	Value ($)
Commercial paper[2] — (continued)
Asset backed-miscellaneous — (concluded)
1 mo. USD LIBOR + 0.200%, 1.755%, due 02/05/18[1]	22,000,000	21,999,998
Regency Markets No. 1 LLC
1.450%, due 02/01/18	25,000,000	24,998,976
Sheffield Receivables Corp.
1.660%, due 03/14/18	75,000,000	74,856,500
1.750%, due 04/10/18	33,500,000	33,388,727
1.780%, due 04/06/18	61,000,000	60,810,782
Starbird Funding Corp.
1.740%, due 04/13/18	20,000,000	19,931,280
1.760%, due 04/04/18	61,000,000	60,820,446
Thunder Bay Funding LLC
1.610%, due 05/21/18	50,000,000	49,722,250
1 mo. USD LIBOR + 0.120%, 1.674%, due 02/12/18[1]	25,000,000	24,998,538
1 mo. USD LIBOR + 0.150%, 1.710%, due 02/15/18[1]	12,000,000	11,999,997
1.720%, due 04/16/18	32,000,000	31,885,000
1.760%, due 04/12/18	20,000,000	19,932,550
Versailles Commercial Paper LLC
1 mo. USD LIBOR + 0.180%, 1.741%, due 02/26/18[1]	40,000,000	39,997,844
1 mo. USD LIBOR + 0.220%, 1.781%, due 02/21/18[1]	50,000,000	49,999,610
Victory Receivables Corp.
1.450%, due 02/13/18	40,000,000	39,978,723
1.540%, due 03/01/18	28,500,000	28,464,277
1.550%, due 03/07/18	25,000,000	24,961,646
1.560%, due 02/07/18	20,000,000	19,994,361
1.570%, due 02/08/18	29,390,000	29,380,504
1.630%, due 03/13/18	28,100,000	28,048,796

		2,083,708,986

Banking-non-US — 21.21%
ANZ National International Ltd.
1 mo. USD LIBOR + 0.160%, 1.713%, due 02/09/18[1]	30,000,000	29,999,743
1 mo. USD LIBOR + 0.160%, 1.721%, due 02/22/18[1]	38,000,000	38,010,974
Australia & New Zealand Banking Group Ltd.
1 mo. USD LIBOR + 0.160%, 1.715%, due 02/06/18[1]	30,000,000	29,996,338

Prime Master Fund

Schedule of investments — January 31, 2018 (unaudited)

Security description	Face Amount ($)	Value ($)
Commercial paper[2] — (continued)
Banking-non-US — (continued)
Bank of Nova Scotia
1 mo. USD LIBOR + 0.150%, 1.705%, due 02/06/18[1]	40,000,000	40,012,127
1 mo. USD LIBOR + 0.170%, 1.731%, due 02/20/18[1]	30,000,000	29,999,634
1 mo. USD LIBOR + 0.180%, 1.735%, due 02/06/18[1]	32,000,000	31,996,140
Barclays Bank PLC
3 mo. USD LIBOR + 0.340%, 1.732%, due 02/07/18[1,3]	42,000,000	41,999,754
1 mo. USD LIBOR + 0.300%, 1.861%, due 02/23/18[1,3]	105,000,000	104,999,952
BNZ International Funding Ltd.
1 mo. USD LIBOR + 0.180%, 1.736%, due 02/19/18[1]	27,500,000	27,509,739
China Construction Bank Corp., Class H
1.720%, due 02/08/18	34,000,000	33,987,307
1.730%, due 02/02/18	65,000,000	64,994,041
Commonwealth Bank of Australia
1 mo. USD LIBOR + 0.180%, 1.740%, due 02/16/18[1]	25,000,000	24,997,816
1 mo. USD LIBOR + 0.190%, 1.747%, due 02/05/18[1]	30,000,000	29,996,329
3 mo. USD LIBOR + 0.130%, 1.850%, due 04/13/18[1]	3,000,000	3,001,631
1 mo. USD LIBOR + 0.370%, 1.931%, due 02/23/18[1]	9,000,000	9,002,715
DBS Bank Ltd.
1.400%, due 02/02/18	53,000,000	52,995,639
1.420%, due 02/12/18	30,000,000	29,984,810
DnB NOR Bank ASA
1 mo. USD LIBOR + 0.160%, 1.728%, due 02/28/18[1]	35,000,000	34,996,139
Erste Abwicklungsanstalt
1.480%, due 02/20/18	32,000,000	31,972,889
1.620%, due 05/21/18	32,000,000	31,821,067
1.740%, due 04/27/18	72,000,000	71,697,796
Federation Des Caisses
1.690%, due 06/04/18	32,500,000	32,295,925
HSBC Bank PLC
1 mo. USD LIBOR + 0.150%, 1.705%, due 02/08/18[1]	42,500,000	42,506,780
Industrial & Commercial Bank of China Ltd.
1.400%, due 02/01/18	150,000,000	149,993,025
1.700%, due 02/15/18	70,000,000	69,949,396

Prime Master Fund

Schedule of investments — January 31, 2018 (unaudited)

Security description	Face Amount ($)	Value ($)
Commercial paper[2] — (continued)
Banking-non-US — (concluded)
National Australia Bank Ltd.
3 mo. USD LIBOR + 0.200%, 1.613%, due 02/14/18[1]	8,000,000	8,000,541
Nationwide Building Society
1.575%, due 03/05/18	33,000,000	32,950,178
Nordea Bank AB
1.585%, due 05/16/18	20,500,000	20,396,261
Oversea-Chinese Banking Corp. Ltd.
1.610%, due 05/16/18	20,000,000	19,895,583
1 mo. USD LIBOR + 0.120%, 1.674%, due 02/12/18[1]	20,000,000	20,004,272
1 mo. USD LIBOR + 0.130%, 1.685%, due 02/06/18[1]	30,000,000	30,008,014
1 mo. USD LIBOR + 0.140%, 1.694%, due 02/12/18[1]	14,000,000	14,002,352
Societe Generale
1.330%, due 02/01/18	58,000,000	57,997,596
Toronto Dominion Bank
1.440%, due 02/07/18	40,000,000	39,988,699
1.717%, due 02/28/18[4]	30,000,000	30,003,371
1.745%, due 02/08/18[4]	25,000,000	24,997,240
1.752%, due 02/04/18[4]	30,000,000	29,992,949
United Overseas Bank Ltd.
1.585%, due 04/03/18	25,000,000	24,927,796
1.600%, due 04/03/18	42,000,000	41,878,697
Westpac Banking Corp.
3 mo. USD LIBOR + 0.140%, 1.550%, due 02/12/18[1]	5,000,000	5,003,285
1 mo. USD LIBOR + 0.320%, 1.874%, due 02/12/18[1]	9,500,000	9,504,137

		1,498,268,677

Banking-US — 1.56%
Bedford Row Funding Corp.
3 mo. USD LIBOR + 0.110%, 1.815%, due 04/11/18[1]	30,000,000	30,004,370
1 mo. USD LIBOR + 0.290%, 1.857%, due 02/28/18[1]	20,000,000	20,010,221
JP Morgan Securities LLC
3 mo. USD LIBOR + 0.140%, 1.740%, due 03/19/18[1]	10,000,000	10,006,151

Prime Master Fund

Schedule of investments — January 31, 2018 (unaudited)

Security description	Face Amount ($)	Value ($)
Commercial paper[2] — (concluded)
Banking-US — (concluded)
1 mo. USD LIBOR + 0.230%, 1.785%, due 02/07/18[1]	50,000,000	50,002,938

		110,023,680

Finance-other — 4.05%
CNPC Finance HK Ltd.
1.730%, due 02/01/18	55,000,000	54,997,818
1.730%, due 02/06/18	72,000,000	71,982,648
1.730%, due 02/07/18	67,000,000	66,981,110
Collateralized Commercial Paper Co. LLC
1 mo. USD LIBOR + 0.220%, 1.782%, due 02/05/18[1]	41,000,000	41,018,136
1 mo. USD LIBOR + 0.250%, 1.811%, due 02/20/18[1]	17,000,000	16,999,668
Oesterreichische Kontrollbank AG
1.550%, due 03/09/18	34,000,000	33,946,325

		285,925,705

Total commercial paper (cost — $3,978,099,872)		3,977,927,048

Short-term corporate obligations — 0.21%
Banking-non-US — 0.21%
Westpac Banking Corp.
1 mo. USD LIBOR + 0.190%, 1.757%, due 02/28/18[1] (cost — $15,000,000)	15,000,000	14,999,999

Repurchase agreements — 3.33%
Repurchase agreement dated 12/14/17 with BNP Paribas SA, 1.760% due 03/14/18, collateralized by $31,735,017 various asset-backed convertible bonds, 5.300% to 10.500% due 01/15/20 to 01/27/25; (value — $32,400,001); proceeds: $30,132,000[3]	30,000,000	30,000,000
Repurchase agreement dated 01/31/18 with BNP Paribas SA, 1.600% due 02/01/18, collateralized by $84,602,231 various asset-backed convertible bonds, 2.161% to 9.500% due 11/15/20 to 11/01/66; (value — $86,400,307); proceeds: $80,003,556	80,000,000	80,000,000

Prime Master Fund

Schedule of investments — January 31, 2018 (unaudited)

Security description	Face Amount ($)	Value ($)
Repurchase agreements — (concluded)
Repurchase agreement dated 01/16/18 with Merrill Lynch Pierce Fenner & Smith, Inc., 1.970% due 02/20/18, collateralized by $3,848,991 various asset-backed convertible bonds, zero coupon to 8.250% due 02/23/18 to 01/01/49 and $2,884,559 various equity securities; (value — $133,750,006); proceeds: $125,239,410[3,5]	125,000,000	125,000,000

Total repurchase agreements (cost — $235,000,000)		235,000,000

Total investments (cost — $7,058,560,331 which approximates cost for federal income tax purposes) — 99.96%		7,058,455,468
Other assets in excess of liabilities — 0.04%		3,168,420

Net assets — 100.00%		$7,061,623,888

For a listing of defined portfolio acronyms that are used throughout the Schedule of investments, please refer to the end of the last Fund.

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of January 31, 2018 in valuing the Master Fund’s investments. In the event a Master Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Schedule of investments.

Description	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
US government and agency obligations	—	72,960,458	—	72,960,458
Time deposits	—	1,399,000,000	—	1,399,000,000
Certificates of deposit	—	1,358,567,963	—	1,358,567,963
Commercial paper	—	3,977,927,048	—	3,977,927,048
Short-term corporate obligations	—	14,999,999	—	14,999,999
Repurchase agreements	—	235,000,000	—	235,000,000
Total	—	7,058,455,468	—	7,058,455,468

At January 31, 2018, there were no transfers between Level 1 and Level 2.

Weighted average maturity — 21 days.

Portfolio footnotes

1	Variable or floating rate security. The interest rate shown is the current rate as of January 31, 2018 and changes periodically. The maturity date reflects earlier of reset date or stated maturity date.
2	Rate shown is the discount rate at the date of purchase unless otherwise noted.
3	Illiquid investment at the period end.
4	Variable or floating rate security for which the interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of January 31, 2018 and changes periodically. The maturity date reflects earlier of reset date or stated maturity date.

Prime Master Fund

Schedule of investments — January 31, 2018 (unaudited)

Portfolio footnotes (concluded)

5	Investment has a put feature, which allows the Fund to accelerate the maturity, and a variable or floating rate. The interest rate shown is the current rate as of January 31, 2018 and changes periodically. The maturity date reflects early put date and the proceeds represent the receivable of the Fund if the put feature was exercised as of January 31, 2018.

Government Master Fund

Schedule of investments — January 31, 2018 (unaudited)

Security description	Face Amount ($)	Value ($)
US government and agency obligations — 79.26%
Federal Farm Credit Bank
1.220%, due 05/01/18[1]	100,000,000	99,698,389
1 mo. USD LIBOR - 0.095%, 1.469%, due 02/03/18[2]	100,000,000	99,997,901
1 mo. USD LIBOR - 0.085%, 1.483%, due 02/28/18[2]	77,000,000	76,994,876
1 mo. USD LIBOR - 0.020%, 1.541%, due 02/20/18[2]	23,000,000	22,999,738
1 mo. USD LIBOR + 0.045%, 1.602%, due 02/05/18[2]	100,000,000	99,999,973
1 mo. USD LIBOR + 0.050%, 1.604%, due 02/11/18[2]	133,000,000	133,014,621
1 mo. USD LIBOR + 0.055%, 1.610%, due 02/08/18[2]	128,700,000	128,682,052
1.620%, due 10/30/18[1]	50,000,000	49,390,250
1 mo. USD LIBOR + 0.090%, 1.647%, due 02/05/18[2]	95,000,000	95,000,387
1 mo. USD LIBOR + 0.090%, 1.651%, due 02/25/18[2]	100,000,000	99,993,863
1 mo. USD LIBOR + 0.140%, 1.695%, due 02/06/18[2]	118,500,000	118,496,476
3 mo. USD LIBOR - 0.040%, 1.705%, due 04/23/18[2]	100,000,000	100,003,059
Federal Home Loan Bank
1.125%, due 02/28/18[1]	149,000,000	148,874,281
1.135%, due 02/09/18[1]	50,000,000	49,987,389
1.180%, due 02/05/18[1]	50,000,000	49,993,444
1.200%, due 02/01/18[1]	39,000,000	39,000,000
1.200%, due 02/02/18[1]	64,775,000	64,772,841
1.200%, due 02/09/18[1]	85,000,000	84,977,333
3 mo. USD LIBOR - 0.150%, 1.242%, due 02/07/18[2]	75,000,000	75,000,000
3 mo. USD LIBOR - 0.235%, 1.273%, due 03/06/18[2]	86,800,000	86,794,040
3 mo. USD LIBOR - 0.110%, 1.281%, due 02/05/18[2]	50,000,000	50,000,000
1.287%, due 02/02/18[1]	144,000,000	143,994,852
1.290%, due 02/16/18[1]	70,000,000	69,962,375
1.299%, due 02/09/18[1]	153,000,000	152,955,834
1.299%, due 02/23/18[1]	154,000,000	153,877,750
1.300%, due 02/07/18[1]	157,000,000	156,965,983
1.300%, due 02/16/18[1]	85,000,000	84,953,958
1.300%, due 02/21/18[1]	105,000,000	104,924,167
1.301%, due 02/14/18[1]	73,000,000	72,965,704

Government Master Fund

Schedule of investments — January 31, 2018 (unaudited)

Security description	Face Amount ($)	Value ($)
US government and agency obligations — (continued)
1.314%, due 03/07/18[1]	158,000,000	157,803,922
1.315%, due 02/07/18[1]	93,100,000	93,079,596
1.315%, due 02/23/18[1]	114,500,000	114,407,987
3 mo. USD LIBOR - 0.160%, 1.321%, due 03/01/18[2]	50,000,000	50,016,590
1.325%, due 02/28/18[1]	66,350,000	66,284,065
1.325%, due 03/02/18[1]	239,000,000	238,744,901
1.330%, due 03/05/18[1]	50,000,000	49,940,889
1.330%, due 03/07/18[1]	100,000,000	99,874,389
1.330%, due 03/20/18[1]	146,000,000	145,746,487
1.330%, due 03/23/18[1]	74,000,000	73,863,306
3 mo. USD LIBOR - 0.163%, 1.332%, due 03/05/18[2]	99,000,000	99,000,548
1.335%, due 03/21/18[1]	155,000,000	154,724,100
1.338%, due 03/28/18[1]	146,000,000	145,701,552
1.340%, due 03/21/18[1]	43,861,000	43,782,635
1.340%, due 03/28/18[1]	34,000,000	33,930,394
1.340%, due 03/29/18[1]	34,000,000	33,929,129
1.342%, due 03/28/18[1]	98,650,000	98,447,740
1.348%, due 03/16/18[1]	148,000,000	147,761,704
1.350%, due 03/14/18[1]	146,000,000	145,775,525
1.350%, due 03/20/18[1]	192,300,000	191,961,071
1.350%, due 03/26/18[1]	138,000,000	137,725,725
1.350%, due 03/28/18[1]	32,025,000	31,958,948
1.360%, due 03/21/18[1]	59,000,000	58,893,013
1.360%, due 03/23/18[1]	17,000,000	16,967,889
1.360%, due 04/03/18[1]	130,000,000	129,700,422
1.360%, due 04/05/18[1]	150,000,000	149,643,000
1.365%, due 03/22/18[1]	100,000,000	99,814,208
1.370%, due 04/04/18[1]	74,000,000	73,825,401
1.375%, due 03/28/18[1]	318,000,000	317,331,979
1.380%, due 03/28/18[1]	75,000,000	74,841,875
1.390%, due 04/06/18[1]	163,000,000	162,597,209
1.400%, due 04/10/18[1]	145,850,000	145,464,308
1 mo. USD LIBOR - 0.155%, 1.402%, due 02/05/18[2]	136,000,000	136,000,000
1.403%, due 04/06/18[1]	138,000,000	137,655,797
1.410%, due 04/04/18[1]	297,000,000	296,278,785
1.410%, due 04/06/18[1]	100,000,000	99,749,333
1 mo. USD LIBOR - 0.145%, 1.414%, due 02/15/18[2]	93,000,000	93,000,000
1 mo. USD LIBOR - 0.145%, 1.414%, due 02/25/18[2]	74,000,000	74,000,000
1.414%, due 04/11/18[1]	156,000,000	155,577,214

Government Master Fund

Schedule of investments — January 31, 2018 (unaudited)

Security description	Face Amount ($)	Value ($)
US government and agency obligations — (continued)
1 mo. USD LIBOR - 0.140%, 1.417%, due 02/05/18[2]	160,000,000	160,000,000
1 mo. USD LIBOR - 0.135%, 1.419%, due 02/12/18[2]	73,000,000	73,000,000
1 mo. USD LIBOR - 0.140%, 1.419%, due 02/16/18[2]	77,000,000	77,000,000
1.419%, due 04/13/18[1]	145,000,000	144,594,205
1 mo. USD LIBOR - 0.140%, 1.421%, due 02/25/18[2]	40,000,000	40,000,000
1 mo. USD LIBOR - 0.130%, 1.423%, due 02/09/18[2]	100,000,000	100,000,000
1 mo. USD LIBOR - 0.135%, 1.424%, due 02/16/18[2]	231,000,000	230,999,735
3 mo. USD LIBOR - 0.285%, 1.424%, due 04/12/18[2]	75,000,000	75,000,000
1 mo. USD LIBOR - 0.125%, 1.429%, due 02/12/18[2]	74,000,000	74,000,000
1 mo. USD LIBOR - 0.130%, 1.431%, due 02/25/18[2]	92,000,000	92,000,000
1 mo. USD LIBOR - 0.135%, 1.432%, due 02/28/18[2]	74,000,000	74,000,000
1 mo. USD LIBOR - 0.135%, 1.432%, due 02/28/18[2]	73,000,000	73,000,000
1 mo. USD LIBOR - 0.125%, 1.436%, due 02/20/18[2]	68,000,000	68,000,000
1 mo. USD LIBOR - 0.115%, 1.441%, due 02/18/18[2]	168,000,000	168,000,000
1 mo. USD LIBOR - 0.130%, 1.444%, due 03/01/18[2]	218,000,000	218,000,000
1 mo. USD LIBOR - 0.110%, 1.445%, due 02/07/18[2]	75,000,000	75,000,000
1 mo. USD LIBOR - 0.110%, 1.445%, due 02/07/18[2]	98,750,000	98,750,000
1 mo. USD LIBOR - 0.115%, 1.446%, due 02/25/18[2]	67,000,000	67,000,000
1 mo. USD LIBOR - 0.115%, 1.447%, due 02/04/18[2]	81,000,000	81,000,000
1 mo. USD LIBOR - 0.120%, 1.447%, due 02/28/18[2]	75,000,000	74,999,855
1.447%, due 04/18/18[1]	146,000,000	145,554,002
1 mo. USD LIBOR - 0.120%, 1.448%, due 02/01/18[2]	100,000,000	100,000,000
1 mo. USD LIBOR - 0.115%, 1.449%, due 02/03/18[2]	45,000,000	45,007,615
1 mo. USD LIBOR - 0.100%, 1.456%, due 02/18/18[2]	80,000,000	80,000,000

Government Master Fund

Schedule of investments — January 31, 2018 (unaudited)

Security description	Face Amount ($)	Value ($)
US government and agency obligations — (continued)
1 mo. USD LIBOR - 0.105%, 1.456%, due 02/22/18[2]	75,000,000	75,000,000
3 mo. USD LIBOR - 0.263%, 1.458%, due 04/16/18[2]	140,000,000	140,000,000
1 mo. USD LIBOR - 0.100%, 1.461%, due 02/21/18[2]	95,000,000	95,000,000
1 mo. USD LIBOR - 0.100%, 1.461%, due 02/21/18[2]	100,000,000	100,000,078
1 mo. USD LIBOR - 0.090%, 1.464%, due 02/11/18[2]	35,000,000	35,000,000
1 mo. USD LIBOR - 0.095%, 1.466%, due 02/21/18[2]	90,000,000	90,000,000
1 mo. USD LIBOR - 0.100%, 1.467%, due 02/28/18[2]	75,000,000	75,000,000
1 mo. USD LIBOR - 0.090%, 1.469%, due 02/14/18[2]	40,000,000	40,000,000
1 mo. USD LIBOR - 0.080%, 1.478%, due 02/19/18[2]	80,000,000	80,000,000
1 mo. USD LIBOR - 0.085%, 1.479%, due 02/03/18[2]	81,000,000	81,000,000
3 mo. USD LIBOR - 0.265%, 1.480%, due 04/20/18[2]	90,000,000	90,000,000
3 mo. USD LIBOR - 0.070%, 1.491%, due 02/25/18[2]	80,000,000	80,034,743
1 mo. USD LIBOR - 0.045%, 1.510%, due 02/06/18[2]	77,500,000	77,509,746
3 mo. USD LIBOR, 1.523%, due 03/08/18[2]	50,000,000	50,012,919
1 mo. USD LIBOR - 0.010%, 1.544%, due 02/12/18[2]	150,000,000	149,996,993
3 mo. USD LIBOR - 0.025%, 1.670%, due 03/29/18[2]	100,000,000	100,000,000
Federal Home Loan Mortgage Corp.
1.110%, due 03/02/18[1]	63,000,000	62,943,668
Federal National Mortgage Association
3 mo. USD LIBOR - 0.050%, 1.592%, due 03/21/18[2]	30,000,000	30,010,829
US Treasury Bills
1.306%, due 05/10/18[1]	147,000,000	146,477,582
1.412%, due 05/24/18[1]	320,000,000	318,593,777

Government Master Fund

Schedule of investments — January 31, 2018 (unaudited)

Security description	Face Amount ($)	Value ($)
US government and agency obligations — (concluded)
US Treasury Note
1.000%, due 02/15/18[1]	250,000,000	250,012,374

Total US government and agency obligations (cost — $11,891,571,293)		11,891,571,293

Repurchase agreements — 20.46%
Repurchase agreement dated 01/31/18 with MUFG Securities Americas Inc., 1.300% due 02/01/18, collateralized by $792,196,532 Federal Home Loan Mortgage Corp. obligations, 1.710% to 4.184% due 11/01/26 to 01/15/48 and $1,960,362,658 Federal National Mortgage Association obligations, 2.000% to 5.570% due 12/01/20 to 02/01/48; (value — $958,800,000); proceeds: $940,033,944	940,000,000	940,000,000
Repurchase agreement dated 01/31/18 with BNP Paribas SA, 1.330% due 02/01/18, collateralized by $7,959,000 Federal Farm Credit Bank obligations, 3.080% to 5.250% due 04/21/28 to 05/01/35, $35,843,000 Federal Home Loan Mortgage Corp. obligations, zero coupon to 4.125% due 09/15/29 to 10/11/33, $18,657,000 Federal National Mortgage Association obligations, zero coupon to 6.250% due 05/15/22 to 05/15/29, $50,304,600 US Treasury Notes, 0.750% to 1.750% due 03/31/18 to 10/15/20 and $11,683,900 US Treasury Bond Principal STRIP, zero coupon due 11/15/27; (value — $102,000,033); proceeds: $100,003,694	100,000,000	100,000,000
Repurchase agreement dated 01/25/18 with Barclays Capital, Inc., 1.320% due 02/01/18, collateralized by $139,358,727 Federal Home Loan Mortgage Corp. obligations, 2.500% to 5.500% due 08/01/26 to 01/01/48 and $615,206,052 Federal National Mortgage Association obligations, 2.500% to 6.000% due 11/01/22 to 01/01/48; (value — $255,000,000); proceeds: $250,064,167	250,000,000	250,000,000
Repurchase agreement dated 01/30/18 with Barclays Capital, Inc., 1.320% due 02/06/18, collateralized by $330,903,250 Federal Home Loan Mortgage Corp. obligations, 2.000% to 5.500% due 01/01/24 to 01/01/48 and $1,043,985,884 Federal National Mortgage Association obligations, 2.500% to 6.500% due 03/01/20 to 01/01/48; (value — $459,000,001); proceeds: $450,115,500	450,000,000	450,000,000
Repurchase agreement dated 01/31/18 with Barclays Capital, Inc., 1.360% due 02/07/18, collateralized by $1,005,246,864 Federal Home Loan Mortgage Corp. obligations, 2.000% to 9.500% due 08/01/20 to 01/01/48 and $2,075,281,794 Federal National Mortgage Association obligations, 2.000% to 7.000% due 05/01/19 to 01/01/48; (value — $510,000,001); proceeds: $500,132,222	500,000,000	500,000,000

Government Master Fund

Schedule of investments — January 31, 2018 (unaudited)

Security description	Face Amount ($)	Value ($)
Repurchase agreements — (concluded)
Repurchase agreement dated 01/31/18 with Goldman Sachs & Co., 1.300% due 02/01/18, collateralized by $14,015,000 Federal Farm Credit Bank obligation, 2.740% due 05/15/25, $135,000 Federal Home Loan Mortgage Corp. obligation, 2.060% due 01/15/22, $5,513,000 Federal National Mortgage Association obligations, 1.125% to 1.875% due 07/20/18 to 09/24/26, $400 US Treasury Bills, zero coupon due 07/26/18 to 08/16/18, $700 US Treasury Bonds, 4.625% to 5.500% due 08/15/28 to 02/15/40 and $116,510,000 US Treasury Note, 1.750% due 09/30/22; (value — $132,600,011); proceeds: $130,004,694	130,000,000	130,000,000
Repurchase agreement dated 04/25/17 with MUFG Securities Americas Inc., 1.320% due 03/07/18, collateralized by $229,109,033 Federal Home Loan Mortgage Corp. obligations, 2.164% to 5.000% due 10/01/18 to 01/01/48, $767,827,792 Federal National Mortgage Association obligations, zero coupon to 5.960% due 03/01/19 to 08/01/48 and $54,192,550 Government National Mortgage Association obligations, 2.500% to 4.646% due 08/20/45 to 03/20/65; (value — $510,000,001); proceeds: $505,160,000[3,4]	500,000,000	500,000,000
Repurchase agreement dated 01/30/18 with Merrill Lynch Pierce Fenner & Smith, Inc., 1.310% due 02/06/18, collateralized by $259,387,816 Federal National Mortgage Association obligations, 4.000% due 01/01/42 to 01/01/45; (value — $153,000,000); proceeds: $150,038,208	150,000,000	150,000,000
Repurchase agreement dated 01/31/18 with Toronto-Dominion Bank, 1.310% due 02/01/18, collateralized by $24,547,159 Federal Home Loan Mortgage Corp. obligations, 3.500% to 5.000% due 09/01/27 to 07/01/45 and $74,802,071 Federal National Mortgage Association obligations, 2.500% to 5.500% due 04/01/25 to 12/01/47; (value — $51,000,001); proceeds: $50,001,819	50,000,000	50,000,000

Total repurchase agreements (cost — $3,070,000,000)		3,070,000,000

Total investments (cost — $14,961,571,293 which approximates cost for federal income tax purposes) — 99.72%		14,961,571,293
Other assets in excess of liabilities — 0.28%		42,425,890

Net assets — 100.00%		$15,003,997,183

For a listing of defined portfolio acronyms that are used throughout the Schedule of investments, please refer to the end of the last Fund.

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of January 31, 2018 in valuing the Master Fund’s investments. In the event a Master Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Schedule of investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
US government and agency obligations	—	11,891,571,293	—	11,891,571,293
Repurchase agreements	—	3,070,000,000	—	3,070,000,000
Total	—	14,961,571,293	—	14,961,571,293

At January 31, 2018, there were no transfers between Level 1 and Level 2.

Weighted average maturity — 29 days.

Portfolio footnotes

1	Rate shown is the discount rate at the date of purchase unless otherwise noted.
2	Variable or floating rate security. The interest rate shown is the current rate as of January 31, 2018 and changes periodically. The maturity date reflects earlier of reset date or stated maturity date.
3	Investment has a put feature, which allows the Fund to accelerate the maturity, and a variable or floating rate. The interest rate shown is the current rate as of January 31, 2018 and changes periodically. The maturity date reflects early put date and the proceeds represent the receivable of the Fund if the put feature was exercised as of January 31, 2018.
4	Illiquid investment at the period end.

Treasury Master Fund

Schedule of investments — January 31, 2018 (unaudited)

Security description	Face Amount ($)	Value ($)
US government obligations — 39.55%
US Treasury Bills
1.374%, due 05/10/18[1]	400,000,000	398,514,538
1.379%, due 05/17/18[1]	490,000,000	488,028,946
1.380%, due 05/03/18[1]	150,000,000	149,476,750
1.412%, due 05/24/18[1]	352,000,000	350,453,155
1.417%, due 05/31/18[1]	400,000,000	398,136,658
1.440%, due 06/07/18[1]	400,000,000	397,989,075
1.452%, due 06/14/18[1]	400,000,000	397,851,681
1.498%, due 06/21/18[1]	400,000,000	397,669,778
1.509%, due 06/28/18[1]	400,000,000	397,528,154
1.540%, due 07/05/18[1]	400,000,000	397,374,386
1.557%, due 07/12/18[1]	400,000,000	397,211,569
1.621%, due 08/02/18[1]	100,000,000	99,180,494
US Treasury Notes
3 mo. Treasury money market yield, 1.435%, due 02/01/18[2]	100,000,000	99,978,088
3 mo. Treasury money market yield + 0.048%, 1.483%, due 02/01/18[2]	650,000,000	650,067,883
3 mo. Treasury money market yield + 0.060%, 1.495%, due 02/01/18[2]	400,000,000	400,037,020
3 mo. Treasury money market yield + 0.070%, 1.505%, due 02/01/18[2]	100,000,000	100,034,729
3 mo. Treasury money market yield + 0.140%, 1.575%, due 02/01/18[2]	250,000,000	250,047,148
3 mo. Treasury money market yield + 0.170%, 1.605%, due 02/01/18[2]	411,000,000	410,999,283
3 mo. Treasury money market yield + 0.174%, 1.609%, due 02/01/18[2]	419,200,000	419,204,562
3 mo. Treasury money market yield + 0.190%, 1.625%, due 02/01/18[2]	547,000,000	547,007,158

Total US government obligations (cost — $7,146,791,055)		7,146,791,055

Repurchase agreements — 61.72%
Repurchase agreement dated 01/26/18 with Barclays Capital, Inc., 1.310% due 02/02/18, collateralized by $419,739,400 US Treasury Bonds, 2.875% to 5.250% due 11/15/28 to 11/15/46, $469,088,400 US Treasury Notes, 1.000% to 2.250% due 06/30/19 to 12/31/23, $193,742,000 US Treasury Bonds Principal STRIPs, zero coupon due 11/15/21 to 05/15/47, $277,000 US Treasury Note Principal STRIP, zero coupon due 02/15/18 and $33,196,051 US Treasury Bonds STRIPs, zero coupon due 02/15/18 to 05/15/47; (value — $1,020,000,071); proceeds: $1,000,254,722	1,000,000,000	1,000,000,000

Treasury Master Fund

Schedule of investments — January 31, 2018 (unaudited)

Security description	Face Amount ($)	Value ($)
Repurchase agreements — (continued)
Repurchase agreement dated 01/29/18 with Barclays Capital, Inc., 1.300% due 02/05/18, collateralized by $305,830,400 US Treasury Bonds, 2.750% to 3.750% due 08/15/42 to 11/15/43, $276,570,500 US Treasury Notes, 1.375% to 2.250% due 08/15/21 to 12/31/23, $72,347,300 US Treasury Bonds Principal STRIPs, zero coupon due 11/15/18 to 08/15/47, $10,600,100 US Treasury Notes Principal STRIPs, zero coupon due 11/15/20 to 11/15/27, and $571,440,489 US Treasury Bonds STRIPs, zero coupon due 05/15/18 to 11/15/47; (value — $1,020,000,093); proceeds: $1,000,252,778	1,000,000,000	1,000,000,000
Repurchase agreement dated 01/30/18 with Barclays Capital, Inc., 1.300% due 02/06/18, collateralized by $165,691,400 US Treasury Bond, 3.125% due 08/15/44, $345,886,400 US Treasury Notes, 0.875% to 1.375% due 03/31/18 to 09/30/23 and $4,368,260 US Treasury Bonds STRIPs, zero coupon due 08/15/18 to 08/15/46; (value — $510,000,090); proceeds: $500,126,389	500,000,000	500,000,000
Repurchase agreement dated 01/31/18 with Barclays Capital, Inc., 1.350% due 02/01/18, collateralized by $190,839,700 US Treasury Bonds, 2.500% to 3.750% due 08/15/41 to 02/15/46, $1,244,781,600 US Treasury Notes, 1.250% to 2.625% due 10/31/19 to 02/29/24, $127,279,000 US Treasury Bonds Principal STRIPs, zero coupon due 05/15/21 to 11/15/47 and $109,988,471 US Treasury Bonds STRIPs, zero coupon due 02/15/18 to 11/15/47; (value — $1,530,000,021); proceeds: $1,500,056,250	1,500,000,000	1,500,000,000
Repurchase agreement dated 01/31/18 with BNP Paribas SA, 1.320% due 02/01/18, collateralized by $20,100 US Treasury Bills, zero coupon due 09/13/18 to 11/08/18, $340,252,300 US Treasury Bonds, 3.000% to 8.750% due 08/15/20 to 11/15/44, $126,600,000 US Treasury Inflation Index Note, 0.125% due 04/15/22, $1,007,292,300 US Treasury Notes, 1.143% to 3.750% due 10/31/18 to 11/30/23, $3,774,800 US Treasury Bonds Principal STRIPs, zero coupon due 08/15/20 to 02/15/47 and $675,303, US Treasury Bonds STRIPs, zero coupon due 05/15/22 to 11/15/45; (value — $1,530,000,000); proceeds: $1,500,055,000	1,500,000,000	1,500,000,000
Repurchase agreement dated 01/31/18 with Federal Reserve Bank of New York, 1.250% due 02/01/18, collateralized by $3,326,076,500 US Treasury Notes, 1.125% to 2.250% due 03/31/20 to 05/31/24; (value — $3,205,111,382); proceeds: $3,205,111,285	3,205,000,000	3,205,000,000
Repurchase agreement dated 01/31/18 with Goldman Sachs & Co., 1.260% due 02/07/18, collateralized by $477,110,400 US Treasury Bond, 2.250% due 08/15/46, $75,888,000 US Treasury Inflation Index Note, 0.125% due 04/15/22 and $34,337,024, US Treasury Bond STRIP, zero coupon due 02/15/38; (value — $510,000,020); proceeds: $500,122,500	500,000,000	500,000,000

Treasury Master Fund

Schedule of investments — January 31, 2018 (unaudited)

Security description	Face Amount ($)	Value ($)
Repurchase agreements — (concluded)
Repurchase agreement dated 01/30/18 with Merrill Lynch Pierce Fenner & Smith, Inc., 1.290% due 02/06/18, collateralized by $324,440,700 US Treasury Bill, zero coupon due 02/15/18 and $137,573,700 US Treasury Note, 2.125% due 03/31/24; (value — $459,000,079); proceeds: $450,112,875	450,000,000	450,000,000

Repurchase agreement dated 04/25/17 with MUFG Securities Americas Inc., 1.290% due 02/07/18, collateralized by $55,486,500 US Treasury Bonds, 2.750% to 8.750% due 08/15/20 to 05/15/47, $10,388,900 US Treasury Inflation Index Bonds, 2.375% to 3.875% due 01/15/25 to 04/15/29, $20,886,500 US Treasury Inflation Index Notes, 0.125% to 1.375 due 04/15/19 to 07/15/25, $155,376,500 US Treasury Notes, 0.875% to 3.750 due 10/15/18 to 11/15/27, $400 US Treasury Bond Principal STRIP, zero coupon due 08/15/41 and $27 US Treasury Bond STRIP, zero coupon due 05/15/23; (value — $255,000,000); proceeds: $252,580,000[3]

	250,000,000	250,000,000

Repurchase agreement dated 01/31/18 with MUFG Securities Americas Inc., 1.270% due 02/01/18, collateralized by $90,344,000 US Treasury Bills, zero coupon due 02/01/18 to 01/03/19, $122,309,500 US Treasury Bonds, 2.250% to 9.125% due 05/15/18 to 11/15/47, $200 US Treasury Inflation Index Bonds, 1.375% to 2.000% due 01/15/26 to 02/15/44, $39,982,500 US Treasury Inflation Index Notes, 0.125% to 0.625 due 04/15/19 to 07/15/27, $663,173,600 US Treasury Notes, 0.625% to 3.625 due 02/15/18 to 11/15/27, $4,439,000 US Treasury Bonds Principal STRIPs, zero coupon due 05/15/44 to 05/16/46 and $2,404 US Treasury Bonds STRIPs, zero coupon due 08/15/21 to 05/15/23; (value — $918,000,039); proceeds: $900,031,750

	900,000,000	900,000,000
Repurchase agreement dated 01/31/18 with Toronto-Dominion Bank, 1.310% due 02/07/18, collateralized by $12,257,400 US Treasury Bill, zero coupon due 11/08/18, $224,721,100 US Treasury Bonds, 2.500% to 4.625% due 02/15/40 to 11/15/47 and $105,715,500 US Treasury Note, 1.500% due 10/31/19; (value — $375,000,062); proceeds: $350,089,153	350,000,000	350,000,000

Total repurchase agreements (cost — $11,155,000,000)		11,155,000,000

Total investments (cost — $18,301,791,055 which approximates cost for federal income tax purposes) — 101.27%		18,301,791,055
Liabilities in excess of other assets — (1.27)%		(228,637,222)

Net assets — 100.00%		$18,073,153,833

For a listing of defined portfolio acronyms that are used throughout the Schedule of investments, please refer to the end of the last Fund.

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of January 31, 2018 in valuing the Master Fund’s investments. In the event a Master Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Schedule of investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
US government obligations	—	7,146,791,055	—	7,146,791,055
Repurchase agreements	—	11,155,000,000	—	11,155,000,000
Total	—	18,301,791,055	—	18,301,791,055

At January 31, 2018, there were no transfers between Level 1 and Level 2.

Weighted average maturity — 32 days.

Portfolio footnotes

1	Rates shown are the discount rates at date of purchase unless otherwise noted.
2	Variable or floating rate security. The interest rate shown is the current rate as of January 31, 2018 and changes periodically. The maturity date reflects earlier of reset date or stated maturity date.
3	Investment has a put feature, which allows the Fund to accelerate the maturity, and a variable or floating rate. The interest rate shown is the current rate as of January 31, 2018 and changes periodically. The maturity date reflects early put date and the proceeds represent the receivable of the Fund if the put feature was exercised as of January 31, 2018.

Prime CNAV Master Fund

Schedule of investments — January 31, 2018 (unaudited)

Security description	Face Amount ($)	Value ($)
US government and agency obligations — 0.23%
US Treasury Note
3 mo. Treasury money market yield + 0.174%, 1.604%, due 02/01/18[1] (cost — $4,599,909)	4,600,000	4,599,909

Time deposits — 11.44%
Banking-non-US — 11.44%
ABN Amro Bank NV
1.360%, due 02/01/18	10,000,000	10,000,000
Credit Agricole Corporate & Investment Bank
1.320%, due 02/01/18	58,000,000	58,000,000
DnB NOR Bank ASA
1.320%, due 02/01/18	40,000,000	40,000,000
Natixis
1.320%, due 02/01/18	58,000,000	58,000,000
Skandinaviska Enskilda Banken AB
1.330%, due 02/01/18	30,000,000	30,000,000
Svenska Handelsbanken
1.320%, due 02/01/18	30,000,000	30,000,000

Total time deposits (cost — $226,000,000)		226,000,000

Certificates of deposit — 15.62%
Banking-non-US — 12.00%
Bank of Montreal
1.595%, due 05/09/18	9,000,000	9,000,000
1.700%, due 04/03/18	10,000,000	10,000,000
3 mo. USD LIBOR + 0.100%, 1.700%, due 03/19/18[1]	15,000,000	15,000,000
Bank of Tokyo-Mitsubishi UFJ Ltd.
1.420%, due 02/06/18	17,500,000	17,500,000
Cooperatieve Rabobank UA
3 mo. USD LIBOR + 0.060%, 1.476%, due 02/15/18[1]	14,000,000	14,000,000
1 mo. USD LIBOR + 0.210%, 1.764%, due 02/12/18[1]	9,000,000	9,000,000
KBC Bank NV
1.440%, due 02/01/18	20,000,000	20,000,000
Norinchukin Bank Ltd.
1.580%, due 02/12/18	22,000,000	22,000,000
Oversea-Chinese Banking Corp. Ltd.
1 mo. USD LIBOR + 0.130%, 1.691%, due 02/20/18[1]	10,000,000	10,000,000

Prime CNAV Master Fund

Schedule of investments — January 31, 2018 (unaudited)

Security description	Face Amount ($)	Value ($)
Certificates of deposit — (continued)
Banking-non-US — (concluded)
Royal Bank of Canada
1.510%, due 04/24/18	10,000,000	10,000,000
1 mo. USD LIBOR + 0.150%, 1.707%, due 02/05/18[1]	4,000,000	4,000,000
Skandinaviska Enskilda Banken AB
3 mo. USD LIBOR + 0.010%, 1.391%, due 02/02/18[1]	10,000,000	10,000,000
1 mo. USD LIBOR + 0.130%, 1.684%, due 02/12/18[1]	7,000,000	7,000,000
1.910%, due 07/25/18	9,000,000	9,000,000
Svenska Handelsbanken
1 mo. USD LIBOR + 0.110%, 1.670%, due 02/15/18[1]	8,000,000	8,000,000
1 mo. USD LIBOR + 0.140%, 1.695%, due 02/06/18[1]	11,000,000	11,000,000
1 mo. USD LIBOR + 0.150%, 1.730%, due 02/02/18[1]	8,000,000	8,000,000
1 mo. USD LIBOR + 0.180%, 1.740%, due 02/26/18[1]	9,000,000	9,000,000
Toronto Dominion Bank Ltd.
1.650%, due 03/20/18	19,000,000	19,000,000
1 mo. USD LIBOR + 0.180%, 1.740%, due 02/15/18[1]	4,500,000	4,500,000
Westpac Banking Corp.
1 mo. USD LIBOR + 0.160%, 1.715%, due 02/08/18[1]	5,000,000	5,000,000
1 mo. USD LIBOR + 0.180%, 1.741%, due 02/20/18[1]	6,000,000	6,000,000

		237,000,000

Banking-US — 3.62%
Branch Banking & Trust Co.
1.420%, due 02/01/18	20,000,000	20,000,000
1.420%, due 02/06/18	20,000,000	20,000,000
Citibank New York N.A.
1.500%, due 02/20/18	9,000,000	9,000,000
Wells Fargo Bank N.A.
3 mo. USD LIBOR + 0.110%, 1.501%, due 02/05/18[1]	2,500,000	2,500,000
1 mo. USD LIBOR + 0.290%, 1.850%, due 02/13/18[1]	10,000,000	10,000,000

Prime CNAV Master Fund

Schedule of investments — January 31, 2018 (unaudited)

Security description	Face Amount ($)	Value ($)
Certificates of deposit — (concluded)
Banking-US — (concluded)
1.870%, due 06/05/18	10,000,000	10,000,000

		71,500,000

Total certificates of deposit (cost — $308,500,000)		308,500,000

Commercial paper[2] — 55.00%
Asset backed-miscellaneous — 29.50%
Albion Capital Corp.
1.580%, due 02/16/18	10,000,000	9,993,417
Barton Capital LLC
1.410%, due 02/01/18	10,000,000	10,000,000
1.600%, due 02/22/18	7,500,000	7,493,000
1 mo. USD LIBOR + 0.140%, 1.698%, due 02/20/18[1]	12,000,000	12,000,000
1 mo. USD LIBOR + 0.140%, 1.701%, due 02/26/18[1]	13,000,000	13,000,000
CAFCO LLC
1.410%, due 02/08/18	11,900,000	11,896,737
Cancara Asset Securitisation LLC
1.450%, due 02/14/18	10,000,000	9,994,764
1.520%, due 02/26/18	33,000,000	32,965,167
1.540%, due 03/01/18	10,000,000	9,988,022
Fairway Finance Corp.
1.400%, due 02/12/18	10,000,000	9,995,722
1.580%, due 03/14/18	9,350,000	9,333,175
1.600%, due 03/13/18	5,000,000	4,991,111
1.610%, due 03/12/18	15,000,000	14,973,838
1.720%, due 04/17/18	5,000,000	4,982,083
Gotham Funding Corp.
1.550%, due 03/09/18	15,000,000	14,976,750
1.630%, due 03/12/18	8,080,000	8,065,732
1.770%, due 04/30/18	30,000,000	29,870,200
Kells Funding LLC
1.520%, due 02/09/18	23,000,000	22,992,231
Liberty Street Funding LLC
1.750%, due 04/09/18	12,500,000	12,459,288
Manhattan Asset Funding Co. LLC
1.520%, due 02/02/18	10,000,000	9,999,578
1.550%, due 03/02/18	6,410,000	6,401,996
1.620%, due 03/09/18	13,000,000	12,978,940
1.640%, due 03/12/18	10,000,000	9,982,233
1.750%, due 03/19/18	12,000,000	11,973,167

Prime CNAV Master Fund

Schedule of investments — January 31, 2018 (unaudited)

Security description	Face Amount ($)	Value ($)
Commercial paper[2] — (continued)
Asset backed-miscellaneous — (concluded)
Nieuw Amsterdam Receivables Corp.
1.520%, due 02/13/18	12,000,000	11,993,920
1.720%, due 04/05/18	17,000,000	16,948,830
1.720%, due 04/20/18	15,000,000	14,944,100
Old Line Funding LLC
1 mo. USD LIBOR + 0.150%, 1.706%, due 02/19/18[1]	5,000,000	5,000,000
1 mo. USD LIBOR + 0.150%, 1.707%, due 02/05/18[1]	3,000,000	3,000,000
1 mo. USD LIBOR + 0.170%, 1.734%, due 02/05/18[1]	18,000,000	18,000,000
1 mo. USD LIBOR + 0.190%, 1.751%, due 03/05/18[1]	10,000,000	10,000,000
1 mo. USD LIBOR + 0.200%, 1.755%, due 02/05/18[1]	10,000,000	10,000,000
Sheffield Receivables Corp.
1.660%, due 03/14/18	20,000,000	19,962,189
1.780%, due 04/06/18	17,000,000	16,946,205
Starbird Funding Corp.
1.740%, due 04/13/18	15,000,000	14,948,525
1.760%, due 04/04/18	17,000,000	16,948,471
Thunder Bay Funding LLC
1.400%, due 02/15/18	8,000,000	7,995,644
1.610%, due 05/21/18	10,000,000	9,951,253
1.720%, due 04/16/18	13,000,000	12,954,038
1.760%, due 04/12/18	12,000,000	11,958,933
Versailles Commercial Paper LLC
1 mo. USD LIBOR + 0.180%, 1.741%, due 02/26/18[1]	15,000,000	15,000,000
1 mo. USD LIBOR + 0.220%, 1.781%, due 02/21/18[1]	15,000,000	15,000,000
Victory Receivables Corp.
1.450%, due 02/13/18	10,000,000	9,995,167
1.570%, due 02/08/18	10,000,000	9,996,947
1.620%, due 03/12/18	30,000,000	29,947,350

		582,798,723

Banking-non-US — 20.20%
ANZ National International Ltd.
1 mo. USD LIBOR + 0.160%, 1.713%, due 02/09/18[1]	9,000,000	9,000,000
1 mo. USD LIBOR + 0.160%, 1.721%, due 02/22/18[1]	14,000,000	14,000,000

Prime CNAV Master Fund

Schedule of investments — January 31, 2018 (unaudited)

Security description	Face Amount ($)	Value ($)
Commercial paper[2] — (continued)
Banking-non-US — (continued)
Australia & New Zealand Banking Group Ltd.
1 mo. USD LIBOR + 0.160%, 1.715%, due 02/06/18[1]	9,000,000	9,000,000
Bank of Nova Scotia
1 mo. USD LIBOR + 0.130%, 1.698%, due 02/01/18[1]	5,000,000	5,000,000
1 mo. USD LIBOR + 0.170%, 1.731%, due 02/20/18[1]	9,000,000	9,000,000
1 mo. USD LIBOR + 0.180%, 1.735%, due 02/06/18[1]	9,000,000	9,000,000
Barclays Bank PLC
3 mo. USD LIBOR + 0.340%, 1.732%, due 02/07/18[1,3]	18,000,000	18,000,000
1 mo. USD LIBOR + 0.300%, 1.861%, due 02/23/18[1,3]	10,000,000	10,000,000
BNZ International Funding Ltd.
1 mo. USD LIBOR + 0.180%, 1.736%, due 02/19/18[1]	10,000,000	10,000,000
China Construction Bank Corp.
1.720%, due 02/08/18	9,000,000	8,996,990
1.730%, due 02/02/18	18,000,000	17,999,135
Commonwealth Bank of Australia
1 mo. USD LIBOR + 0.170%, 1.727%, due 02/05/18[1]	3,000,000	3,000,000
3 mo. USD LIBOR + 0.130%, 1.852%, due 04/13/18[1]	11,000,000	11,000,000
DBS Bank Ltd.
1.420%, due 02/12/18	18,000,000	17,992,190
DnB NOR Bank ASA
1 mo. USD LIBOR + 0.160%, 1.728%, due 02/28/18[1]	9,000,000	9,000,000
Erste Abwicklungsanstalt
1.480%, due 02/20/18	9,000,000	8,992,970
1.620%, due 05/21/18	9,000,000	8,955,855
1.740%, due 04/27/18	19,000,000	18,921,942
Federation Des Caisses
1.690%, due 06/04/18	9,000,000	8,948,033
HSBC Bank PLC
1 mo. USD LIBOR + 0.150%, 1.705%, due 02/08/18[1]	17,000,000	17,000,000
Nationwide Building Society
1.575%, due 03/05/18	9,000,000	8,987,400
Nordea Bank AB
1.585%, due 05/16/18	8,000,000	7,963,369

Prime CNAV Master Fund

Schedule of investments — January 31, 2018 (unaudited)

Security description	Face Amount ($)	Value ($)
Commercial paper[2] — (continued)
Banking-non-US — (concluded)
NRW Bank
1.455%, due 02/26/18	18,000,000	17,981,812
1.540%, due 02/28/18	25,000,000	24,971,125
Oversea-Chinese Banking Corp. Ltd.
1 mo. USD LIBOR + 0.120%, 1.674%, due 02/12/18[1]	20,000,000	20,000,000
Skandinaviska Enskilda Banken AB
1 mo. USD LIBOR + 0.100%, 1.675%, due 02/01/18[1]	5,000,000	5,000,000
Societe Generale
1.330%, due 02/01/18	35,000,000	35,000,000
Toronto Dominion Bank Ltd.
1.440%, due 02/07/18	15,000,000	14,996,400
1.745%, due 02/08/18	10,000,000	10,000,000
1.752%, due 02/04/18[4]	9,000,000	9,000,000
United Overseas Bank Ltd.
1.585%, due 04/03/18	18,000,000	17,951,657
Westpac Securities NZ Ltd.
3 mo. USD LIBOR + 0.140%, 1.550%, due 02/12/18[1]	3,500,000	3,500,000

		399,158,878

Banking-US — 2.53%
Danske Corp.
1.400%, due 02/01/18	5,000,000	5,000,000
ING US Funding LLC
1.450%, due 02/01/18	16,000,000	16,000,000
JP Morgan Securities LLC
1 mo. USD LIBOR + 0.220%, 1.775%, due 02/08/18[1]	15,000,000	15,000,000
1 mo. USD LIBOR + 0.230%, 1.785%, due 02/07/18[1]	14,000,000	14,000,000

		50,000,000

Finance-other — 2.77%
CNPC Finance HK Ltd.
1.730%, due 02/01/18	20,000,000	20,000,000
1.730%, due 02/06/18	12,000,000	11,997,117
1.730%, due 02/07/18	18,000,000	17,994,810

Prime CNAV Master Fund

Schedule of investments — January 31, 2018 (unaudited)

Security description	Face Amount ($)	Value ($)
Commercial paper[2] — (concluded)
Finance-other — (concluded)
Collateralized Commercial Paper Co. LLC
1 mo. USD LIBOR + 0.250%, 1.811%, due 02/20/18[1]	4,800,000	4,800,000

		54,791,927

Total commercial paper (cost — $1,086,749,528)		1,086,749,528

Repurchase agreements — 17.63%
Repurchase agreement dated 12/14/17 with BNP Paribas SA, 1.760% due 03/14/18, collateralized by $44,217,293 various asset-backed convertible bonds, 2.161% to 10.000% due 06/04/18 to 11/25/35; (value — $37,800,345); proceeds: $35,154,000[3]	35,000,000	35,000,000
Repurchase agreement dated 01/31/18 with BNP Paribas SA, 1.600% due 02/01/18, collateralized by $17,718,446 various asset-backed convertible bonds, 2.161% to 9.500% due 11/15/20 to 11/25/35; (value — $16,200,001); proceeds: $15,000,667	15,000,000	15,000,000
Repurchase agreement dated 01/31/18 with Goldman Sachs & Co., 1.300% due 02/01/18, collateralized by $64,870,000 Federal Home Loan Bank obligations, zero coupon to 3.640% due 03/28/18 to 01/23/37, $142,592,000 Federal Home Loan Mortgage Corp. obligation, 6.250% due 07/15/32, $134,000 Federal National Mortgage Association obligation, 0.875% due 02/08/18 and $34,084,782 US Treasury Bond STRIP, zero coupon due 05/15/23; (value — $289,068,000); proceeds: $283,410,234	283,400,000	283,400,000
Repurchase agreement dated 01/16/18 with Merrill Lynch Pierce Fenner & Smith, Inc., 1.970% due 02/20/18, collateralized by $270,344 equity security; (value — $16,050,053); proceeds: $15,028,729[3,5]	15,000,000	15,000,000

Total repurchase agreements (cost — $348,400,000)		348,400,000

Total investments (cost — $1,974,249,437 which approximates cost for federal income tax purposes) — 99.92%		1,974,249,437
Other assets in excess of liabilities — 0.08%		1,644,216

Net assets — 100.00%		$1,975,893,653

For a listing of defined portfolio acronyms that are used throughout the Schedule of investments, please refer to the end of the last Fund.

Prime CNAV Master Fund

Schedule of investments — January 31, 2018 (unaudited)

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of January 31, 2018 in valuing the Master Fund’s investments. In the event a Master Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Schedule of investments.

Description	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
US government and agency obligations	—	4,599,909	—	4,599,909
Time deposits	—	226,000,000	—	226,000,000
Certificates of deposit	—	308,500,000	—	308,500,000
Commercial paper	—	1,086,749,528	—	1,086,749,528
Repurchase agreements	—	348,400,000	—	348,400,000
Total	—	1,974,249,437	—	1,974,249,437

At January 31, 2018, there were no transfers between Level 1 and Level 2.

Weighted average maturity — 23 days.

Portfolio footnotes

1	Variable or floating rate security. The interest rate shown is the current rate as of January 31, 2018 and changes periodically. The maturity date reflects earlier of reset date or stated maturity date.
2	Rate shown is the discount rate at the date of purchase unless otherwise noted.
3	Illiquid investment at the period end.
4	Variable or floating rate security for which the interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of January 31, 2018 and changes periodically. The maturity date reflects earlier of reset date or stated maturity date.
5	Investment has a put feature, which allows the Fund to accelerate the maturity, and a variable or floating rate. The interest rate shown is the current rate as of January 31, 2018 and changes periodically. The maturity date reflects early put date and the proceeds represent the receivable of the Fund if the put feature was exercised as of January 31, 2018.

Tax-Free Master Fund

Schedule of investments — January 31, 2018 (unaudited)

Security description	Face Amount ($)	Value ($)
Municipal bonds and notes — 94.90%
Alabama — 1.17%
Tuscaloosa County Industrial Development Authority Revenue (Hunt Refining Project), Series A,
1.170%, VRD[1]	25,000,000	25,000,000
Tuscaloosa County Industrial Development Authority Revenue Refunding (Hunt Refining Project), Series D,
1.170%, VRD[1]	9,900,000	9,900,000

		34,900,000

Alaska — 4.28%
Alaska International Airports Revenue Refunding (System), Series A,
1.080%, VRD	7,000,000	7,000,000
Valdez Marine Terminal Revenue (Exxon Pipeline Co. Project),
0.940%, VRD	39,095,000	39,095,000
Valdez Marine Terminal Revenue Refunding (Exxon Pipeline Co. Project),
Series A, 0.940%, VRD	34,780,000	34,780,000
Series B, 0.940%, VRD	7,750,000	7,750,000
Series C, 0.940%, VRD	8,100,000	8,100,000
Valdez Marine Terminal Revenue Refunding (ExxonMobil Project),
0.940%, VRD	30,625,000	30,625,000

		127,350,000

Arizona — 0.32%
Arizona Health Facilities Authority Revenue (Health Facilities Catholic West), Series A,
1.070%, VRD	9,450,000	9,450,000

California — 0.40%
Irvine Improvement Bond Act 1915 Limited Obligation (Assessment District 93-14),
1.020%, VRD	5,000,000	5,000,000
Los Angeles Tax & Revenue Anticipation Notes,
5.000%, due 06/28/18	4,000,000	4,064,944
Modesto Water Revenue Certificates of Participation Refunding, Series A,
1.100%, VRD	1,715,000	1,715,000
West Covina Public Financing Authority Lease Revenue (Golf Course Project), Series B,
1.130%, VRD	1,250,000	1,250,000

		12,029,944

Colorado — 1.41%
Colorado State Education Loan Program Tax And Revenue Anticipation Notes, Series A,
5.000%, due 06/28/18	10,000,000	10,164,788
Colorado State General Fund Tax & Revenue Anticipation Notes, Series A,
5.000%, due 06/27/18	10,000,000	10,162,467

Tax-Free Master Fund

Schedule of investments — January 31, 2018 (unaudited)

Security description	Face Amount ($)	Value ($)
Municipal bonds and notes — (continued)
Colorado — (concluded)
Denver City & County Certificates of Participation Refunding,
Series A1, 0.950%, VRD	3,270,000	3,270,000
Series A2, 0.950%, VRD	4,890,000	4,890,000
Series A3, 0.950%, VRD	13,595,000	13,595,000

		42,082,255

District of Columbia — 1.27%
District of Columbia University Revenue Refunding (Georgetown University), Series B,
1.120%, VRD	15,050,000	15,050,000
District of Columbia Water & Sewer Authority Revenue (Subordinate Lien), Subseries B-2,
1.160%, VRD	11,000,000	11,000,000
Metropolitan Washington, D.C. Airport Authority Airport System Revenue, Subseries D-2,
0.960%, VRD	11,665,000	11,665,000

		37,715,000

Florida — 6.42%
Florida Municipal Power Agency Revenue (All Requirements Supply), Series C,
1.010%, VRD	85,120,000	85,120,000
Gainesville Utilities System Revenue, Series A,
1.070%, VRD	41,870,000	41,870,000
JEA Water & Sewer System Revenue, Subseries A-1,
0.990%, VRD	22,380,000	22,380,000
Orange County Health Facilities Authority Revenue (The Nemours Foundation Project), Series B,
1.150%, VRD	11,170,000	11,170,000
Pinellas County Health Facilities Authority Revenue (Baycare Health),
1.020%, VRD	30,450,000	30,450,000

		190,990,000

Georgia — 1.11%
Municipal Electric Authority of Georgia (General Resolution Projects), Series C,
1.050%, VRD	2,200,000	2,200,000
Private Colleges & Universities Authority Revenue (Emory University),
Series B-1, 1.120%, VRD	25,725,000	25,725,000

Tax-Free Master Fund

Schedule of investments — January 31, 2018 (unaudited)

Security description	Face Amount ($)	Value ($)
Municipal bonds and notes — (continued)
Georgia — (concluded)
Series B-2, 1.070%, VRD	4,980,000	4,980,000

		32,905,000

Illinois — 8.98%
Chicago O’Hare International Revenue (Third Lien), Series C,
1.110%, VRD	6,000,000	6,000,000
Illinois Development Finance Authority Revenue (Chicago Symphony Orchestra),
1.130%, VRD	26,100,000	26,100,000
Illinois Development Finance Authority Revenue (Chicago Symphony Project),
1.110%, VRD	12,500,000	12,500,000
Illinois Development Finance Authority Revenue (Francis W. Parker School Project),
1.120%, VRD	23,700,000	23,700,000
Illinois Development Finance Authority Revenue (Lyric Opera Chicago Project),
1.070%, VRD	15,300,000	15,300,000
Illinois Finance Authority Revenue (Advocate Health Care), Subseries C2A,
1.120%, VRD	17,000,000	17,000,000
Illinois Finance Authority Revenue (Gift of Hope Donor Project),
1.170%, VRD	11,230,000	11,230,000
Illinois Finance Authority Revenue (Northwestern Community Hospital), Series B,
1.180%, VRD	30,180,000	30,180,000
Illinois Finance Authority Revenue (OSF Healthcare System), Series B,
1.080%, VRD	25,000,000	25,000,000
Illinois Finance Authority Revenue (Steppenwolf Theatre Co. Project),
1.170%, VRD	2,000,000	2,000,000
Illinois Finance Authority Revenue (The University of Chicago Medical Center), Series E2,
1.000%, VRD	10,000,000	10,000,000
Illinois Finance Authority Revenue (University of Chicago Medical Center), Series E-1,
0.980%, VRD	14,900,000	14,900,000
Illinois Finance Authority Revenue (University of Chicago), Series B,
1.170%, VRD	19,300,000	19,300,000
Illinois Finance Authority Revenue Refunding (Hospital Sisters Services, Inc.), Series G,
1.150%, VRD	4,000,000	4,000,000
Illinois Finance Authority Revenue Refunding (University of Chicago), Series C,
1.170%, VRD	34,821,000	34,821,000
Illinois State Toll Highway Authority Toll Highway Revenue (Senior Priority),
Series A-1B, 1.150%, VRD	5,000,000	5,000,000
Series A-2B, 1.170%, VRD	5,000,000	5,000,000

Tax-Free Master Fund

Schedule of investments — January 31, 2018 (unaudited)

Security description	Face Amount ($)	Value ($)
Municipal bonds and notes — (continued)
Illinois — (concluded)
Series A-2D, 1.150%, VRD	5,000,000	5,000,000

		267,031,000

Indiana — 7.24%
Indiana Finance Authority Environmental Revenue Refunding (Duke Energy, Inc. Project),
Series A-4, 0.970%, VRD	10,250,000	10,250,000
Series A-5, 0.980%, VRD	16,690,000	16,690,000
Indiana Finance Authority Hospital Revenue (Indiana University Health, Inc.),
Series A, 1.060%, VRD	28,430,000	28,430,000
Series C, 1.080%, VRD	31,700,000	31,700,000
Series D, 1.080%, VRD	16,210,000	16,210,000
Indiana Finance Authority Hospital Revenue Refunding (Indiana University Obligated Group), Series B,
1.110%, VRD	9,925,000	9,925,000
Indiana Finance Authority Revenue (Ascension Health Senior Credit Group), Series E-4,
1.060%, VRD	11,950,000	11,950,000
Indiana Municipal Power Agency Power Supply Systems Revenue Refunding, Series B,
0.990%, VRD	13,780,000	13,780,000
Indiana State Finance Authority Revenue Refunding (Trinity Health), Series D-1,
1.130%, VRD	68,780,000	68,780,000
Indianapolis Multi-Family Housing Revenue (Capital Place-Covington) (FNMA Insured),
1.160%, VRD	7,500,000	7,500,000

		215,215,000

Louisiana — 0.34%
East Baton Rouge Parish Pollution Control Revenue Refunding (Exxon Project),
0.940%, VRD	3,100,000	3,100,000
Louisiana Public Facilities Authority Revenue Refunding (Christus Health), Series B2,
1.060%, VRD	6,945,000	6,945,000

		10,045,000

Maryland — 1.52%
Maryland Economic Development Corp. Revenue (Howard Hughes Medical Institute), Series A,
1.040%, VRD	25,085,000	25,085,000

Tax-Free Master Fund

Schedule of investments — January 31, 2018 (unaudited)

Security description	Face Amount ($)	Value ($)
Municipal bonds and notes — (continued)
Maryland — (concluded)
Montgomery County Housing Development Corp. Opportunities Commission Multi-Family Revenue (GNMA/FNMA/FHLMC Insured), Series A,
1.120%, VRD	20,175,000	20,175,000

		45,260,000

Massachusetts — 1.12%
Commonwealth of Massachusetts, Series C,
2.000%, due 06/25/18	30,000,000	30,133,074
Massachusetts Health & Educational Facilities Authority Revenue (Henry Heywood), Series C,
0.970%, VRD	2,000,000	2,000,000
Massachusetts Health & Educational Facilities Authority Revenue (Partners Healthcare Systems), Series F3,
1.120%, VRD	1,200,000	1,200,000

		33,333,074

Michigan — 0.53%
Green Lake Township Economic Development Corp. Revenue Refunding (Interlochen Center Project),
0.980%, VRD	10,200,000	10,200,000
Michigan State Hospital Finance Authority Revenue (Trinity Health Credit), Series F,
1.130%, VRD	5,715,000	5,715,000

		15,915,000

Minnesota — 0.30%
Midwest Consortium of Municipal Utilities Revenue (Draw Down-Association Financing Program), Series B,
1.140%, VRD	3,700,000	3,700,000
Rochester Health Care Facilities Revenue (Mayo Clinic), Series A,
1.100%, VRD	5,250,000	5,250,000

		8,950,000

Mississippi — 4.97%
Mississippi Business Finance Commission Gulf Opportunity Zone (Chevron USA, Inc. Project),
Series B, 0.990%, VRD	6,100,000	6,100,000
Series D, 0.950%, VRD	1,450,000	1,450,000
Series E, 0.990%, VRD	1,000,000	1,000,000
Series I, 0.960%, VRD	1,670,000	1,670,000
Series K, 0.990%, VRD	8,010,000	8,010,000
Series L, 0.990%, VRD	29,000,000	29,000,000
Mississippi Business Finance Corp. Gulf Opportunity Zone (Chevron USA, Inc. Project),

Tax-Free Master Fund

Schedule of investments — January 31, 2018 (unaudited)

Security description	Face Amount ($)	Value ($)
Municipal bonds and notes — (continued)
Mississippi — (concluded)
Series A, 1.070%, VRD	17,780,000	17,780,000
Series B, 0.990%, VRD	1,200,000	1,200,000
Series B, 1.070%, VRD	11,185,000	11,185,000
Series C, 0.960%, VRD	6,130,000	6,130,000
Series D, 1.040%, VRD	24,000,000	24,000,000
Series E, 0.990%, VRD	8,000,000	8,000,000
Series F, 1.070%, VRD	2,360,000	2,360,000
Series G, 0.990%, VRD	5,400,000	5,400,000
Series H, 0.990%, VRD	9,125,000	9,125,000
Mississippi Development Bank Special Obligation (Jackson County Industrial Water System),
0.960%, VRD	15,320,000	15,320,000

		147,730,000

Missouri — 1.73%
Missouri State Health & Educational Facilities Authority Educational Facilities Revenue (Ascension Healthcare), Series C-5,
1.030%, VRD	4,000,000	4,000,000
Missouri State Health & Educational Facilities Authority Educational Facilities Revenue (St. Louis University),
Series B-1, 0.960%, VRD	18,680,000	18,680,000
Series B-2, 0.980%, VRD	2,620,000	2,620,000
Missouri State Health & Educational Facilities Authority Educational Facilities Revenue (Washington University),
Series B, 0.990%, VRD	7,500,000	7,500,000
Series C, 0.980%, VRD	3,400,000	3,400,000
Series C, 0.980%, VRD	500,000	500,000
Series D, 0.980%, VRD	2,700,000	2,700,000

Tax-Free Master Fund

Schedule of investments — January 31, 2018 (unaudited)

Security description	Face Amount ($)	Value ($)
Municipal bonds and notes — (continued)
Missouri — (concluded)
St. Charles County Public Water District No. 2 Refunding, Series A,
1.140%, VRD	12,125,000	12,125,000

		51,525,000

Nebraska — 0.68%
Douglas County Hospital Authority No. 2 Revenue Refunding (Health Facilities for Children), Series A,
0.980%, VRD	15,070,000	15,070,000
Lancaster County Hospital Authority No.1 Hospital Revenue Refunding (Bryanlgh Medical Center), Series B-1,
0.980%, VRD	5,170,000	5,170,000

		20,240,000

New Jersey — 0.54%
New Jersey Health Care Facilities Financing Authority Revenue (Virtua Health), Series D,
1.120%, VRD	16,200,000	16,200,000

New Mexico — 0.49%
New Mexico Finance Authority Transportation Revenue Refunding (Sub Lien), Subseries B-1,
1.130%, VRD	14,475,000	14,475,000

New York — 28.91%
Dutchess County Industrial Development Agency Civic Facilities Revenue (Marist College), Series A,
1.110%, VRD	3,235,000	3,235,000
Metropolitan Transportation Authority New York Dedicated Tax Fund,
Series A-1, 0.970%, VRD	48,380,000	48,380,000
Subseries B-1, 1.140%, VRD	12,000,000	12,000,000
Subseries E-1, 0.980%, VRD	44,280,000	44,280,000
Subseries E-5, 0.980%, VRD	24,260,000	24,260,000
New York City Housing Development Corp. Revenue (Royal Properties), Series A, (FNMA Insured),
1.080%, VRD	16,200,000	16,200,000
New York City Municipal Finance Authority Water & Sewer Systems Revenue (Second General Fiscal 2008),
Series BB-1, 1.110%, VRD	18,100,000	18,100,000
Series BB-2, 0.970%, VRD	29,835,000	29,835,000
New York City Municipal Finance Authority Water & Sewer Systems Revenue (Second General Resolution),
Series A, 0.980%, VRD	71,905,000	71,905,000
Series B-4, 0.950%, VRD	18,935,000	18,935,000

Tax-Free Master Fund

Schedule of investments — January 31, 2018 (unaudited)

Security description	Face Amount ($)	Value ($)
Municipal bonds and notes — (continued)
New York — (continued)
Series DD-2, 1.000%, VRD	6,950,000	6,950,000
New York City Transitional Finance Authority Future Tax Secured Revenue,
Series C, 1.150%, VRD	21,690,000	21,690,000
Subseries A-4, 0.970%, VRD	22,800,000	22,800,000
Subseries A-4, 0.980%, VRD	58,865,000	58,865,000
Subseries D-4, 0.990%, VRD	39,890,000	39,890,000
Subseries E-4, 1.000%, VRD	4,800,000	4,800,000
New York City,
Series F, Subseries F-3, 0.970%, VRD	65,580,000	65,580,000
Subseries B-3, 1.020%, VRD	2,000,000	2,000,000
Subseries D-4, 0.970%, VRD	20,200,000	20,200,000
Subseries L-3, 0.970%, VRD	3,515,000	3,515,000
Subseries L-4, 0.980%, VRD	55,285,000	55,285,000
New York Dormitory Authority Revenues State Supported Debt (University of Rochester), Series A,
1.000%, VRD	7,545,000	7,545,000
New York State Dormitory Authority Revenue (Cornell University), Series A,
1.130%, VRD	2,530,000	2,530,000
New York State Dormitory Authority Revenue Non-State Supported Debt (Rockefeller University),
Series A, 1.170%, VRD	58,445,000	58,445,000
Series A-2, 1.120%, VRD	33,725,000	33,725,000
New York State Dormitory Authority Revenue Non-State Supported Debt (Royal), Series A,
1.080%, VRD	3,700,000	3,700,000
New York State Dormitory Authority Revenue Non-State Supported Debt (Senior Community, Inc.),
1.080%, VRD	3,565,000	3,565,000
New York State Dormitory Authority Revenue Non-State Supported Debt (St. John’s University), Series B-1,
1.130%, VRD	12,200,000	12,200,000
New York State Dormitory Authority Revenue State Supported Debt (City University), Series D,
1.120%, VRD	57,055,000	57,055,000
New York State Dormitory Authority Revenue State Supported Debt (University of Rochester), Series B,
1.000%, VRD	2,025,000	2,025,000

Tax-Free Master Fund

Schedule of investments — January 31, 2018 (unaudited)

Security description	Face Amount ($)	Value ($)
Municipal bonds and notes — (continued)
New York — (concluded)
New York State Housing Finance Agency (Madison Avenue Housing),
1.030%, VRD	46,700,000	46,700,000
New York State Housing Finance Agency Revenue (Dock Street), Series A,
1.070%, VRD	16,730,000	16,730,000
New York State Housing Finance Agency Revenue (Housing-Dock Street), Series A,
1.070%, VRD	1,800,000	1,800,000
New York State Urban Development Corp. Revenue Refunding (Service Contract), Series A-5,
1.170%, VRD	4,755,000	4,755,000
Triborough Bridge & Tunnel Authority
0.980%, VRD	13,000,000	13,000,000
1.000%, VRD	7,500,000	7,500,000

		859,980,000

North Carolina — 1.03%
Charlotte-Mecklenburg Hospital Authority Health Care Systems Revenue Refunding (Carolinas Healthcare) (AGM Insured), Series E,
0.970%, VRD	30,700,000	30,700,000

Ohio — 0.84%
Middletown Hospital Facilities Revenue (Atrium Medical Center), Series B,
1.070%, VRD	20,160,000	20,160,000
Ohio (Common Schools), Series D,
1.110%, VRD	4,735,000	4,735,000

		24,895,000

Oregon — 0.01%
Oregon Health & Science University Revenue, Series C,
0.990%, VRD	250,000	250,000

Pennsylvania — 4.60%
Allegheny County Higher Education Building Authority University Revenue Refunding (Carnegie Mellon University),
0.980%, VRD	10,500,000	10,500,000
Allegheny County Industrial Development Authority Revenue (Education Center Watson),
1.160%, VRD	9,600,000	9,600,000
Allegheny County Industrial Development Authority Revenue (Watson Institute of Friendship),
1.160%, VRD	14,045,000	14,045,000
Delaware River Port Authority of Pennsylvania & New Jersey Revenue Refunding, Series B,
1.120%, VRD	37,595,000	37,595,000
Pennsylvania Higher Educational Facilities Authority Revenue (Drexel University), Second Series,
1.120%, VRD	20,365,000	20,365,000
Philadelphia Authority for Industrial Development Lease Revenue Refunding,

Tax-Free Master Fund

Schedule of investments — January 31, 2018 (unaudited)

Security description	Face Amount ($)	Value ($)
Municipal bonds and notes — (continued)
Pennsylvania — (concluded)
Series B-2, 1.120%, VRD	15,500,000	15,500,000
Series B-3, 1.150%, VRD	8,900,000	8,900,000
Westmoreland County Industrial Development Authority Revenue (Excela Health Project), Series B,
1.160%, VRD	20,205,000	20,205,000

		136,710,000

Rhode Island — 0.33%
Rhode Island Health & Educational Building Corp. Higher Educational Facilities Revenue Refunding (New England Institute of Technology),
1.080%, VRD	1,200,000	1,200,000
Rhode Island Industrial Facilities Corp. Marine Terminal Revenue Refunding (ExxonMobil Project),
0.940%, VRD	8,730,000	8,730,000

		9,930,000

Tennessee — 2.22%
Memphis Health Educational & Housing Facility Board Multi-Family Housing Revenue (Ashland Lakes II Apartments Project), Series A,
1.210%, VRD	4,100,000	4,100,000
Montgomery County Public Building Authority Pooled Financing Revenue (Tennessee County Loan Pool),
1.060%, VRD	34,400,000	34,400,000
1.060%, VRD	18,800,000	18,800,000
Sevier County Public Building Authority (Local Government Public Improvement), Series B-1,
1.180%, VRD	8,800,000	8,800,000

		66,100,000

Texas — 8.81%
Harris County Cultural Educational Facilities Finance Corp. Revenue (Methodist Hospital),
Subseries C-1, 1.000%, VRD	41,640,000	41,640,000
Subseries C-2, 1.000%, VRD	35,820,000	35,820,000
Harris County Health Facilities Development Corp. Revenue Refunding (Methodist Hospital Systems),
Series A-1, 1.000%, VRD	19,045,000	19,045,000
Series A-2, 1.000%, VRD	35,805,000	35,805,000
Harris County Hospital District Revenue Refunding (Senior Lien),
1.180%, VRD	1,900,000	1,900,000
Lower Neches Valley Authority Industrial Development Corp. Revenue (ExxonMobil Project),
0.980%, VRD	1,800,000	1,800,000

Tax-Free Master Fund

Schedule of investments — January 31, 2018 (unaudited)

Security description	Face Amount ($)	Value ($)
Municipal bonds and notes — (continued)
Texas — (concluded)
Lower Neches Valley Authority Industrial Development Corp. Revenue (ExxonMobil),
0.980%, VRD	14,000,000	14,000,000
Texas State, Revenue Bonds,
4.000%, due 08/30/18	50,000,000	50,877,030
Texas State, Veteran Bonds,
1.130%, VRD	46,520,000	46,520,000
University of Texas Permanent University (Funding System), Series A,
1.060%, VRD	8,100,000	8,100,000
University of Texas Revenues (Financing Systems), Series B,
1.060%, VRD	5,350,000	5,350,000
1.100%, VRD	1,240,000	1,240,000

		262,097,030

Utah — 1.54%
Murray City Hospital Revenue (IHC Health Services, Inc.),
Series C, 0.900%, VRD	4,100,000	4,100,000
Series C, 0.970%, VRD	21,800,000	21,800,000
Series D, 0.920%, VRD	19,900,000	19,900,000

		45,800,000

Virginia — 1.00%
Loudoun County Industrial Development Authority Revenue (Howard Hughes Medical),
Series A, 1.030%, VRD	16,285,000	16,285,000
Series D, 1.060%, VRD	13,355,000	13,355,000

		29,640,000

Washington — 0.03%
Washington Housing Finance Commission Multifamily Housing Revenue Refunding (Washington Terrace),
1.140%, VRD	950,000	950,000

Tax-Free Master Fund

Schedule of investments — January 31, 2018 (unaudited)

Security description	Face Amount ($)	Value ($)
Municipal bonds and notes — (concluded)
Wisconsin — 0.76%
Wisconsin Health & Educational Facilities Authority Revenue (Aurora Health Care, Inc.), Series D,
1.130%, VRD	22,640,000	22,640,000

Total municipal bonds and notes (cost — $2,823,033,303)		2,823,033,303

Tax-exempt commercial paper — 4.95%
California — 0.40%
San Diego County Water Authority,
1.300%, due 03/02/18	12,000,000	12,000,000
Connecticut — 0.50%
Yale University,
1.240%, due 02/08/18	15,000,000	15,000,000
District of Columbia — 0.64%
Washington D.C. Metropolitan Airport Authority,
0.900%, due 02/05/18	12,000,000	12,000,000
1.000%, due 02/21/18	7,000,000	7,000,000

		19,000,000

Illinois — 0.57%
Illinois Educational Facilities Authority Revenue,
1.380%, due 03/05/18	17,000,000	17,000,000
New York — 1.26%
New York State Power Authority,
1.100%, due 02/02/18	4,750,000	4,750,000
1.150%, due 02/28/18	11,250,000	11,250,000
1.180%, due 03/01/18	21,398,000	21,398,000

		37,398,000

Ohio — 0.17%
Cleveland Clinic,
1.290%, due 04/12/18	5,000,000	5,000,000
Texas — 1.02%
Lower Colorado River Authority
1.320%, due 02/13/18	12,262,000	12,262,000
Methodist Hospital,
1.340%, due 03/15/18	15,000,000	15,000,000

Tax-Free Master Fund

Schedule of investments — January 31, 2018 (unaudited)

Security description	Face Amount ($)	Value ($)
Tax-exempt commercial paper — (concluded)
Texas — (concluded)
University of Texas,
1.300%, due 02/02/18	3,000,000	3,000,000

		30,262,000

Virginia — 0.39%
University of Virginia,
1.210%, due 03/05/18	1,000,000	1,000,000
1.240%, due 02/06/18	7,100,000	7,100,000
1.300%, due 02/06/18	3,400,000	3,400,000

		11,500,000

Total tax-exempt commercial paper (cost — $147,160,000)		147,160,000

Total investments (cost — $2,970,193,303 which approximates cost for federal income tax purposes) — 99.85%		2,970,193,303
Other assets in excess of liabilities — 0.15%		4,406,475

Net assets — 100.00%		$2,974,599,778

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of January 31, 2018 in valuing the Master Fund’s investments. In the event a Master Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Schedule of investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
Municipal bonds and notes	—	2,823,033,303	—	2,823,033,303
Tax-exempt commercial paper	—	147,160,000	—	147,160,000
Total	—	2,970,193,303	—	2,970,193,303

At January 31, 2018, there were no transfers between Level 1 and Level 2.

Weighted average maturity — 9 days.

Portfolio footnote

1	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Tax-Free Master Fund

Schedule of investments — January 31, 2018 (unaudited)

Portfolio acronyms
AGM	Assured Guaranty Municipal Corporation
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
LIBOR	London Interbank Offered Rate
STRIP	Separate Trading of Registered Interest and Principal of Securities
VRD	Variable rate demand notes are payable on demand. The interest rates shown are the current rates as of January 31, 2018 and reset periodically.

Master Trust

Valuation of investments:

Until October 11, 2016, Prime Master Fund valued its investments at amortized cost. Effective October 11, 2016, consistent with amendments to Rule 2a-7 under the 1940 Act, the net asset value of Prime Master Fund is calculated using market-based values, and the price of its beneficial interests fluctuate.

Under Rule 2a-7 under the 1940 Act, Government Master Fund, Treasury Master Fund, Prime CNAV Master Fund, and Tax-Free Master Fund have adopted certain policies that enable them to use the amortized cost method of valuation. Government Master Fund and Treasury Master Fund have adopted a policy to operate as “government money market funds”. Under Rule 2a-7 under the 1940 Act, a “government money market fund” invests 99.5% or more of its total assets in cash, government securities, and/or repurchase agreements that are collateralized fully (i.e., collateralized by cash and/or government securities). Effective October 14, 2016, Prime CNAV Master Fund and Tax-Free Master Fund became “retail money market funds”. Under Rule 2a-7 under the 1940 Act, a “retail money market fund” is a money market fund that has policies and procedures reasonably designed to limit all beneficial owners of the fund to natural persons. As “government money market funds” and as “retail money market funds”, Government Master Fund, Treasury Master Fund, Prime CNAV Master Fund, and Tax-Free Master Fund value their investments at amortized cost unless the Master Trust’s Board of Trustees (the “Board”) determines that this does not represent fair value. Periodic review and monitoring of the valuation of securities held by Government Master Fund, Treasury Master Fund, Prime CNAV Master Fund, and Tax-Free Master Fund is performed in an effort to ensure that amortized cost approximates market value.

The Board has delegated to the Equities, Fixed Income, and Multi-Asset Valuation Committee (the “VC”) the responsibility for making fair value determinations with respect to the Master Funds’ portfolio investments. The types of investments for which such fair value pricing may be necessary include, but are not limited to: investments of an issuer that has entered into a restructuring; fixed-income investments that have gone into default and for which there is no current market value quotation; Section 4(a)(2) commercial paper; investments that are restricted as to transfer or resale; illiquid investments; and investments for which the prices or values available do not, in the judgment of the VC, represent current market value. The need to fair value a Master Fund’s portfolio investments may also result from low trading volume in foreign markets or thinly traded investments. Various factors may be reviewed in order to make a good faith determination of an investment’s fair value. These factors include, but are not limited to, fundamental analytical data relating to the investment; the nature and duration of restrictions on disposition of the investment; and the evaluation of forces which influence the market in which the investments are purchased and sold.

Each Master Fund’s portfolio holdings may also consist of shares of other investment companies in which the Master Fund invests. The value of each such open-end investment company will generally be its net asset value at the time a Master Fund’s beneficial interests are priced. Pursuant to each Master Fund’s use of the practical expedient within ASC Topic 820, investments in non-registered investment companies and/or investments in investment companies without publicly published prices are also valued at the daily net asset value. Each investment company generally values investments in a manner as described in that investment company’s prospectus or similar documents.

US generally accepted accounting principles (“US GAAP”) requires disclosure regarding the various inputs that are used in determining the value of each of the Master Fund’s investments. These inputs are summarized into the three broad levels listed below:

Level 1 — Unadjusted quoted prices in active markets for identical investments.

Level 2 — Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risks.

Level 3 — Unobservable inputs inclusive of each Master Fund’s own assumptions in determining the fair value of investments.

A fair value hierarchy table has been included near the end of each Master Fund’s Schedule of investments.

For more information regarding the Portfolios’ other significant accounting policies, please refer to the Portfolio’s semiannual report to shareholders dated October 31, 2017.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“Investment Company Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)	The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Certifications of principal executive officer and principal financial officer of registrant pursuant to Rule 30a-2(a) under the Investment Company Act are attached hereto as Exhibit EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Master Trust

By:	/s/ Mark E. Carver
Mark E. Carver
President

Date:	April 2, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mark E. Carver
Mark E. Carver
President

Date:	April 2, 2018

By:	/s/ Joanne Kilkeary
Joanne Kilkeary
Vice President and Treasurer

Date:	April 2, 2018